Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2021
Accounts receivable, net
Schedule of accounts receivable

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Accounts receivable	447,572	552,562	84,337
Less: Allowance for credit losses	(183,290)	(205,056)	(31,298)
Total accounts receivable, net	264,282	347,506	53,039

Representing:

Current portion:
- Processing fees	72,072	88,748	13,545
- Storage fees	30,907	40,308	6,152
- Others	1,272	1,242	190
	104,251	130,298	19,887
Non-current portion - Processing fees	160,031	217,208	33,152
Total accounts receivable, net	264,282	347,506	53,039

Schedule of non-current accounts receivable due for payment

	March 31, 2021
	RMB	US$
Fiscal years ending March 31,
2023	70,990	10,835
2024	53,447	8,157
2025	45,231	6,904
2026	42,841	6,539
2027 and thereafter	104,602	15,965
	317,111	48,400
Less: Unearned interest	(32,808)	(5,007)
Total non-current accounts receivable	284,303	43,393

(b)	An aging analysis of accounts receivable based on due date is as follows:

Schedule of aging analysis of accounts receivable based on due date

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Non-current portion:
- Not past due	231,452	284,303	43,393

Current portion:
- Not past due	53,684	87,315	13,327
- Within one year past due	27,179	35,002	5,342
- Between one to two years past due	20,645	19,833	3,027
- Over two years past due	114,612	126,109	19,248
Total accounts receivable	447,572	552,562	84,337

(c)	An analysis of the allowance for credit losses is as follows:

Schedule of allowance for credit losses

	Year ended March 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current portion:

Processing fees:
Balance at beginning of year	29,795	44,641	57,648	8,800
Charged to allowance for credit losses	14,846	13,007	17,379	2,653
Write-off charged against the allowance for the year	—	—	(184)	(29)
Balance at end of year	44,641	57,648	74,843	11,424

Storage fees:
Balance at beginning of year	27,310	43,077	53,911	8,228
Charged to allowance for credit losses	16,807	13,628	15,777	2,408
Write-off charged against the allowance for the year	(1,040)	(2,794)	(6,917)	(1,056)
Balance at end of year	43,077	53,911	62,771	9,580

Others:
Balance at beginning of year	1,122	1,916	310	47
Charged/(credited) to allowance for credit losses	850	(1,490)	1,016	155
Write-off charged against the allowance for the year	(56)	(116)	(979)	(149)
Balance at end of year	1,916	310	347	53

Non-current portion - Processing fees:
Balance at beginning of year	69,713	74,800	71,421	10,901
Charged/(credited) to allowance for credit losses	5,711	(750)	3,040	464
Write-off charged against the allowance for the year	(624)	(2,629)	(7,366)	(1,124)
Balance at end of year	74,800	71,421	67,095	10,241

(d)	An analysis of the non-current accounts receivable by credit quality indicator is as follows:

Schedule of aging of non-current accounts receivable by credit quality indicator

	Amortized cost basis by year of origination
						2016 and
						prior to
	2021	2020	2019	2018	2017	2016	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Processing fees:
Not past due	80,802	55,388	18,921	9,751	—	50,187	215,049
Within one year past due	8	6,839	658	—	450	2,038	9,993
Between one to two years past due	—	—	1,005	—	—	1,338	2,343
Over two years past due	—	—	—	—	—	56,918	56,918
Total	80,810	62,227	20,584	9,751	450	110,481	284,303

The following table presents non-current accounts receivable by credit quality indicator at March 31, 2020:

March 31, 2020
RMB

Processing fees:
Not past due	159,150
Within one year past due	4,801
Between one to two years past due	1,660
Over two years past due	65,841
Total	231,452